Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues
Revenues	¥ 130,557,589	$ 18,929,071	¥ 93,949,939	¥ 59,491,865
Online marketing services and others
Revenues
Revenues	102,721,924	14,893,279	72,563,402	47,953,779
Transaction services
Revenues
Revenues	27,626,494	4,005,465	14,140,449	5,787,415
Merchandise sales
Revenues
Revenues	¥ 209,171	$ 30,327	¥ 7,246,088	¥ 5,750,671